Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred Tax Asset
Net operating loss carryovers	$ 123,875	$ 72,339	$ 56,353
Credit loss reserves	11,942
Share based compensation	69,023
Total Deferred Tax Asset	204,840	72,339	56,353
Less: valuation allowance	(204,840)	(72,339)	(56,353)
Deferred Tax Asset, Net of Valuation Allowance